STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Statement of Cash Flows [Abstract]
Net income (loss)	$ (353,577)	$ (397,822)	$ 826,699	$ 225,041
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services			$ 333,039	994,448
Common stock issued for interest				25,000
Stock-based compensation	166,919	1,750
Change in fair value of derivative instrument	(82,057)	$ 11,335	$ 11,335	$ (1,514,947)
Write-off of patent	$ 15,258		(1,476,197)
Amortization of patent		$ 58,877	$ 75,233	$ 78,503
Non-cash interest expense				28,991
Bad debt expense			$ 1,217	$ 7,906
Inventory markdown			2,856
Depreciation		460	461	$ 5,253
Change in operating assets and liabilities
Accounts receivable	$ 13,472	19,276	(62,924)	(33,249)
Inventory	5,228	(91,151)	(48,012)	3,297
Prepaid expenses	(164,192)	(18,350)	(27,995)	32,661
Accounts payable	(35,634)	57,616	25,446	(4,318)
Accrued expenses and other current liabilities	13,889	27,832	(67,328)	20,524
Deferred revenue	(42,275)	(36,651)	(11,533)	105,206
Net Cash Used in Operating Activities	$ (462,969)	(366,828)	(466,372)	$ (25,684)
CASH FLOWS FROM INVESTING ACTIVITIES
Loan to employee		(30,000)	(30,000)
Net Cash Used in Investing Activities		$ (30,000)	(30,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible notes issued	$ 612,500
Proceeds from note payable - other	(39,713)	$ (5,000)	$ 81,294	$ 5,000
Proceeds from issuance of common stock, net of costs				$ 22,500
Repayment of credit line - related party	0	$ 396,608	$ 388,000
Advance from related party			20,740
Repayment to related party	(19,065)
Sales of common stock	20,000
Proceeds from warrants exercised	12,500
Proceeds from loan payable
Net Cash Provided By Financing Activities	586,222	$ 391,608	490,034	$ 27,500
NET INCREASE (DECREASE) IN CASH	123,253	(5,220)	(6,338)	1,816
CASH AT BEGINNING OF PERIOD	1,335	7,673	7,673	5,857
CASH AT END OF PERIOD	124,588	2,453	1,335	7,673
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest expense	$ 34,348	$ 106,000	$ 113,250	$ 125,000
Cash paid for income taxes
Conversion of convertible notes to common stock				$ 314,819
Common Stock issued for repayment of Note payable - related party				29,000
Derivative liability classified to additional paid-in capital upon conversion of related convertible notes		$ 42,101		909,918
Issuance of common stock previously classified as stock to be issued				54,400
Forgivenss of convertible notes		$ 25,908	$ 25,908	$ 618,844
Convertible note - related party and related derivative liability classified to additional paid in capital upon forgiveness			68,009
Stock issued for services record as prepaid expenses			$ 48,669
Accrued interest and debt discount classified to additional paid-in capital upon conversion and forgiveness of debt				$ 107,656